Sales (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Schedule of Revenues by Market Type

The Company's revenue is mainly generated from vaccine sales, and the revenues by market type are as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Sales
EPI	$50,362	$46,481	$695,835	$10,552,058
Private Pay	246,641	356,476	378,855	347,600
Export	64,371	67,213	398,737	8,465,696
Total Sales	$361,374	$470,170	$1,473,427	$19,365,354

Schedule Of Current Deferred Revenue

During the years ended December 31, 2024, 2023, 2022 and 2021, changes in the Company's current deferred revenue were as follows:

	Balance, Beginning of Period	Additions	Deductions	Balance, End of Period
Year end December 31, 2024	$27,049	$6,183	$21,021	$12,211
Year end December 31, 2023	25,543	4,771	3,265	27,049
Year end December 31, 2022	79,718	17,549	71,724	25,543
Year end December 31, 2021	$363,787	$45,180	$329,249	$79,718